Employee Benefits - Summary of Defined Benefit Plan Actuarial (Gains)/ Losses Recognized in Other Comprehensive Income (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
Return on plan assets excluding interest income-loss/(Gain)	₨ 384	₨ (416)	₨ (675)
Actuarial loss/(gain) arising from financial assumptions	730	146	373
Actuarial loss/(gain) arising from demographic assumptions	28	(115)	98
Actuarial loss/(gain) arising from experience adjustments	(1,290)	(12)	82
Change in the effect of asset ceiling - loss/(gain)	6	74	(71)
(Gain)/loss on re-measurement of defined benefit plans, net	(142)	(323)	(193)
Deferred tax (asset)/liability thereon	10	49	111
(Gain)/loss on re-measurement of defined benefit plans, net of deferred taxes	₨ (132)	₨ (274)	₨ (82)